Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Reconciliation between Statutory and Effective Tax Rates
The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of dollars)	2023	2022
Income before income tax expense	1,272	1,346
Income tax expense at statutory rate of 26.5% (2022 - 26.5%)	337	357

Increase (decrease) resulting from:
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(141)	(90)
Impact of DTA Implementation Decision[1]	48	96
Overheads capitalized for accounting but deducted for tax purposes	(41)	(35)
Interest capitalized for accounting but deducted for tax purposes	(19)	(17)
Pension and post-retirement benefit contributions in excess of pension expense	(1)	(11)
Environmental expenditures	(4)	(9)
Other	(4)	—
Net temporary differences attributable to regulated business	(162)	(66)
Net permanent differences	3	(3)
Total income tax expense	178	288

Effective income tax rate	14.0%	21.4%
[1] Pursuant to the DTA Implementation Decision, the impact represents the amounts recovered from ratepayers in respect of tax deductions previously shared with ratepayers. See Note 12 - Regulatory Assets and Liabilities.
Major Components of Income Tax Expense
The major components of income tax expense are as follows:

Year ended December 31 (millions of dollars)	2023	2022
Current income tax expense	42	36
Deferred income tax expense	136	252
Total income tax expense	178	288

Schedule of Deferred Income Tax Assets and Liabilities	At December 31, 2023 and 2022, deferred income tax assets and deferred income tax liabilities consisted of the following:

As at December 31 (millions of dollars)	2023	2022
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	563	506
Regulatory assets and liabilities	222	301
Non-capital losses	207	245
Non-depreciable capital property	273	273
Tax credit carryforwards	213	182
Investment in subsidiaries	106	102
Environmental expenditures	19	34
Other	7	—
	1,610	1,643
Less: valuation allowance	(385)	(381)
Total deferred income tax assets	1,225	1,262

Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	2,142	1,728
Pension assets	31	129
Other	—	6
Total deferred income tax liabilities	2,173	1,863

Net deferred income tax liabilities	(948)	(601)

Major Categories of Net Deferred Income Tax Assets
The net deferred income tax liabilities are presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2023	2022
Long-term:
Deferred income tax assets	119	114
Deferred income tax liabilities	(1,067)	(715)
Net deferred income tax liabilities	(948)	(601)

Non Capital Losses Carried Forward to Reduce Future Period Taxable Income	As of December 31, 2023 and 2022, the Company had non-capital losses carried forward available to reduce future years’ taxable income, which expire as follows:

Year of expiry (millions of dollars)	2023	2022
2035	1	1
2036	2	138
2037	167	227
2038	230	230
2039	228	228
2040	18	18
2041	26	26
2042	52	37
2043	36	—
Total losses	760	905